Interest Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 15, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Interest expense		$ 371	[1]	$ 384	[1]	$ 379	[2]
Amortization of debt premiums/discounts, net		(32)	[1],[3]	(34)	[1],[3]	(31)	[2],[3]
Amortization of deferred financing costs		(11)	[1]	(12)	[1]	(12)	[2]
Non-cash gains/(losses) on debt extinguishments	(13)	(4)	[1]	(1)	[1]	2	[2]
Change in accrued interest		(4)	[1]	10	[1]	(11)	[2]
Interest paid		$ 320	[1],[4]	$ 347	[1],[4]	$ 327	[2],[4]

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.
[3]	Primarily represents the amortization of the debt discount on our Debentures, which is non-cash interest expense.
[4]	Does not include capitalized interest of $4 million, $3 million and $5 million during 2011, 2010 and 2009, respectively.